LEASES (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease payments	$ 6,400
Operating lease terms	9 years 2 months 16 days
Lease commenced date	Dec. 31, 2020
Sublease rental payments	$ 2,100
Minimum [Member]
Lessee, Lease, Description [Line Items]
Operating lease term remaining	7 years
Maximum [Member]
Lessee, Lease, Description [Line Items]
Operating lease term remaining	11 years